Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Loss from continuing operations before income taxes	$ (14,915,529)	$ (18,230,588)	$ (26,703,662)
Statutory federal and provincial tax rate	26.50%	26.50%	26.50%
Income tax recovery at the statutory tax rate	$ (3,952,615)	$ (4,831,106)	$ (7,076,470)
Permanent differences	(118,813)	2,557,822	1,639,590
Book To Filing Adjustments	0	(119,668)	438,255
Share issuance cost booked directly to equity	(126,188)	0	0
Impact of tax rate changes	(197,652)	(42,277)	0
Foreign exchange	2,250,728	(582,404)	1,044,135
Change in tax benefits not recognized	$ 2,144,540	$ 3,017,633	$ 3,954,490